Intangible Assets other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets other than Goodwill (Table)

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2022

December 31, 2022	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(15,832)	$37,320
Customer relationships	36,120	(27,247)	8,873
Total intangible assets	$89,272	$(43,079)	$46,193

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2021

December 31, 2021	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(14,834)	$38,318
Customer relationships	36,120	(25,472)	10,648
Total intangible assets	$89,272	$(40,306)	$48,966

Intangible Assets other than Goodwill - Amortization Expense (Table)
	Amortization Expense Year Ended December 31, 2022	Amortization Expense Year Ended December 31, 2021	Amortization Expense Year Ended December 31, 2020
Port terminal operating rights	$998	$998	$998
Customer relationships	1,775	1,774	1,775
Total	$2,773	$2,772	$2,773

Intangible Assets other than Goodwill - Amortization Schedule (Table)
Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$995	$995	$995	$995	$995	$32,345	$37,320
Customer relationships	1,775	1,775	1,775	1,775	1,773	—	8,873
Total amortization	$2,770	$2,770	$2,770	$2,770	$2,768	$32,345	$46,193